Schedule of Future Minimum Rental Payments for Operating Leases (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Operating Leases, Future Minimum Payments Due, Current	$ 139,000	138,295
Operating Leases, Future Minimum Payments, Due in Two Years	11,583	11,525
Operating Leases, Future Minimum Payments Due	$ 150,583	149,820